Investment Strategy - NORTHERN TRUST US EQUITY ETF	Mar. 19, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
In seeking long-term capital appreciation, the Fund will invest, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of U.S. companies. The Fund considers a company to be a U.S. company if: (i) its securities are organized under the laws of the United States or the issuer maintains its principal place of business in the United States; (ii) its securities are traded principally in the United States; or (iii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the United States or has at least 50% of its assets in the United States. Equity securities consist of common stock, preferred stock, real estate investment trusts (“REITs”), US‑listed exchange-traded funds (“ETFs”) investing in U.S. equity securities, and American Depositary Receipts (“ADRs”). The Fund invests principally in mid‑ and large-capitalization companies.
The Fund may use derivatives, such as stock index futures contracts on US equity indices, to equitize cash and enhance portfolio liquidity. From time to time the Fund may have a focused investment (i.e., investment exposure comprising more than 15% of its total assets) in one or more particular sectors. As of the date of this Prospectus, the Fund had a focused investment in the healthcare and information technology sectors.
In managing the Fund, NTI incorporates tax considerations into its investment process. NTI employs tax management strategies to seek tax efficiency for the Fund and its shareholders. These strategies generally seek to minimize taxable capital gain distributions to shareholders and include using the Fund’s in‑kind redemption mechanism to effect changes to the portfolio, monitoring the portfolio and from time to time selecting positions to sell to realize short-term capital losses and creating loss carryforward positions that offset long-term and short-term capital gains, and using tax lot selection to maximize tax efficiency. There is no guarantee that such tax management strategies will be effective or will materially reduce the amount of taxable capital gains distributed by the Fund to shareholders. The Fund is “non‑diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” funds.